UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               --------------

Check here if Amendment [ ]; Amendment Number:
                                               ------

   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address: 1829 REISTERSTOWN ROAD
         SUITE 420
         BALTIMORE, MARYLAND  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   MARK D. LERNER
Title:  VICE PRESIDENT
Phone:  (410) 602-0195

Signature, Place, and Date of Signing:

          /S/ MARK D. LERNER        BALTIMORE, MARYLAND           5/17/04
       -----------------------      --------------------          -------
              [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0
                                         -------------

Form 13F Information Table Entry Total:  48
                                         -------------

Form 13F Information Table Value Total:  $934,388
                                         -------------
                                          (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Securities Exchange Act of 1934.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                                 FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----




AAIPHARMA, Inc.         Common     00252W104       332       50,000  SH    CALL     SOLE                                       NONE

Aether Systems, Inc.    Common     00808V105     6,083    1,308,214  SH             SOLE                    SOLE

Altria Group            Common     02209S103    24,541      450,700  SH             SOLE                    SOLE

Andrew Corp             Common     034425108    13,387      765,000  SH             SOLE                    SOLE

Assurant Inc.           Common     04621X108     3,189      126,800  SH             SOLE                    SOLE

BB&T Corp               Common     054937107     1,548       43,848  SH             SOLE                    SOLE

Caremark RX, Inc.       Common     141705103   108,319    3,257,716  SH             SOLE                    SOLE

Charter Comm.           Common     16117M107       769      163,350  SH             SOLE                    SOLE

Citigroup, Inc.         Common     172967101     5,170      100,000  SH    CALL     SOLE                                       NONE

CitizensComm            Common     17453B101     2,879      222,500  SH             SOLE                    SOLE

Cox Communication       Common     224044107    22,120      700,000  SH    PUT      SOLE                                       NONE

Dime Bancorp Lit Wts    Common     25429Q110       307    1,615,000  SH             SOLE                    SOLE

Disney (Walt) Holdings  Common     254687106    53,479    2,140,000  SH             SOLE                    SOLE

E*TradeFinancial        Common     269246104     1,505      112,700  SH             SOLE                    SOLE

EMC Corp                Common     268648102    18,060    1,327,000  SH             SOLE                    SOLE


                                                 FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----

First Data Corp         Common     319963104     2,369       56,200  SH             SOLE                    SOLE

Firstfed American Banc  Common     337929103     1,315       47,200  SH             SOLE                    SOLE

FleetBoston Financial   Common     339030108   140,368    3,121,500  SH             SOLE                    SOLE

Freddie Mac             Common     313400301     2,953       50,000  SH    CALL     SOLE                                       NONE

Freddie Mac             Common     313400301    73,382    1,242,500  SH             SOLE                    SOLE

Gentek, Inc.            Common     37245X203    15,678      373,281  SH             SOLE                    SOLE

Grupo TMM S.A.          Common     40051D105     4,016    1,450,000  SH             SOLE                    SOLE

Gucci Group NV          Common     401566104    67,205      786,300  SH             SOLE                    SOLE

HSBC Holdings           Common     404280406    13,891      185,713  SH             SOLE                    SOLE

Intel Corp              Common     458140100     7,834      288,000  SH             SOLE                    SOLE

Intergraph Corp         Common     458683109    10,100      417,691  SH             SOLE                    SOLE

Jacuzzi Brands          Common     469865109     2,811      299,700  SH             SOLE                    SOLE

John Hancock            Common     41014S106    43,922    1,005,300  SH             SOLE                    SOLE

Kansas City Southern    Common     485170302     4,077      293,300  SH             SOLE                    SOLE

Liberty Media Ser A     Common     530718105    14,106    1,288,216  SH             SOLE                    SOLE

Leucadia National Corp  Common     527288104     4,705       88,300  SH             SOLE                    SOLE



                                                 FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----
Motorola                Common     620076019     3,520      200,000  SH    CALL     SOLE                                       NONE

Nextscreen Tech         Common     64117V107    43,716    1,200,000  SH             SOLE                    SOLE

Nextwave Telecom        Common     65332M103    13,584    2,890,200  SH             SOLE                    SOLE

Pacific Union Bank      Common     695025106     2,412       82,166  SH             SOLE                    SOLE

Republic Bancshares     Common     759929102    12,094      402,712  SH             SOLE                    SOLE

Rite Aid Corp           Common     767754104       816      150,000  SH             SOLE                    SOLE

Sequenom Inc.           Common     817337108       271       94,300  SH             SOLE                    SOLE

Sprint PCS              Common     852061506     3,680      400,000  SH             SOLE                    SOLE

Staten Island Bancorp   Common     857550107     4,177      167,900  SH             SOLE                    SOLE

Sports Authority        Common     84917U109     1,376       34,336  SH             SOLE                    SOLE

Time Warner Inc.        Common     887317105    18,224    1,080,900  SH             SOLE                    SOLE

Travelers Pty Cas Cl A  Common     89420G109     9,731      567,428  SH             SOLE                    SOLE

Travelers Pty Cas Cl B  Common     89420G406    17,826    1,032,178  SH             SOLE                    SOLE

Tyco International      Common     902124106    90,775    3,168,400  SH             SOLE                    SOLE

Vail Resorts            Common     91879Q109     5,784      367,000  SH             SOLE                    SOLE


                                                 FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----

Warnaco Group           Common     934390402    35,766    1,780,266  SH             SOLE                    SOLE

Williams Cos            Common     969457100       216       22,600  SH             SOLE                    SOLE
